RETIREMENT AND PROFIT SHARING PLANS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Pension expense	$ 206,346	$ 188,001	$ 169,471
Contributions to U.S. and non-U.S. defined benefit pension plans and benefit payments related to the unfunded frozen plan for former pre-incorporation partners	169,664
Total expenses recorded for defined contribution plans	976,230	823,720	646,519
Level 2 | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	244,987	259,053
Level 2 | U.S. Plans | U.S. Corporate Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	162,799	161,031
Level 2 | U.S. Plans | U.S. Government State And Local Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 38,656	55,217
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed, Next Fiscal Year	6.70%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.00%
Defined Benefit Plan, Plan Assets, Amount	$ 28,391	$ 25,793	$ 32,550